Net Loss Per Share Attributable to Class A Common Stokcholders (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following outstanding options, unvested shares, and ESPP shares were excluded (as common stock equivalents) from the computation of diluted net loss per common share for the periods presented as their effect would have been antidilutive (in thousands):

	Year Ended December 31,
	2023	2022
Options to purchase common stock	5,376,373	7,755,303
Common stock subject to vesting or repurchase	565,667	2,767,526
Employee Stock Purchase Plan shares	—	168,080
Total	5,942,040	10,690,909
The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	December 31,
	2022	2023
Convertible preferred stock	24,927,830	52,947,011
Class A common stock options granted and outstanding	5,271,961	9,317,290
Class A common stock warrants	470,000	470,000
Preferred stock warrants	814,495	814,495
Class B convertible common stock	2,744,184	2,744,184
Total	34,228,470	66,292,980